CONCENTRATION OF RISK (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONCENTRATION OF RISK
Total revenues	$ 208,964	¥ 1,353,627	¥ 1,384,273	¥ 1,103,243
Accounts receivable	$ 37,579		¥ 319,494		¥ 243,431
Minimum period for which the PRC government has been pursuing economic reform policies	20 years	20 years
Percentage of appreciation (depreciation) of the RMB against US$	(4.40%)	(4.40%)	(2.50%)	2.80%
Revenues | Customer risk | Customer A
CONCENTRATION OF RISK
Total revenues				¥ 112,292
Revenues | Customer risk | Customer B
CONCENTRATION OF RISK
Total revenues	$ 41,669	¥ 269,925	¥ 167,437	¥ 160,582
Revenues | Customer risk | Maximum | Customer A
CONCENTRATION OF RISK
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivables | Customer risk | Customer A
CONCENTRATION OF RISK
Accounts receivable			¥ 37,965
Accounts receivables | Customer risk | Customer B
CONCENTRATION OF RISK
Accounts receivable	$ 8,039				¥ 52,072
Accounts receivables | Customer risk | Maximum | Customer A
CONCENTRATION OF RISK
Concentration risk (as a percent)	10.00%	10.00%
Accounts receivables | Customer risk | Maximum | Customer B
CONCENTRATION OF RISK
Concentration risk (as a percent)			10.00%